General Information - Additional information (Detail)					12 Months Ended
	Dec. 23, 2019 USD ($)	May 20, 2019 EUR (€)	Jan. 25, 2019 BRL (R$) shares	Jan. 21, 2019 BRL (R$) shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jan. 16, 2019 shares	Jul. 20, 2018 shares
Statement [Line Items]
Nature of business					Switched Fixed-line Telephony Services (“STFC”) concessionaire, operating since July 1998 in Region II of the General Concession Plan (“PGO”), which covers the Brazilian states of Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Goiás, Paraná, Santa Catarina and Rio Grande do Sul, and the Federal District, in the provision of STFC as a local and intraregional long-distance carrier. Since January 2004, the Company also provides domestic and international long-distance services in all Regions and local services outside Region II
Common stock issued during the period,shares | shares									1,514,299
Proceeds from share issue | R$					R$ 4,000,000,000
Total shareholders equity | R$					17,796,506,000	R$ 22,895,811,000	R$ (13,512,523,000)
Profit loss | R$					(9,095,107,000)	24,615,555,000	R$ (6,656,162,000)
Nonconvertible Debentures [Member]
Statement [Line Items]
Notes notional amount | $	$ 2,500,000,000.00
Notes interest rate	13.61%
Notes year of maturity	(24) months
Nonconvertible debentures, interest rate term	U.S. dollar foreign exchange fluctuation plus interest of (i) twelve point sixty-six percent (12.66%) per year
Nonconvertible debentures, interest rate	12.66%
Ordinary shares [member]
Statement [Line Items]
Proceeds of shares subscriptions | R$				R$ 2,011,000,000
Common stock issued during the period,shares | shares				91,080,933				1,530,457,356
Capital Increase Scheme [Member]
Statement [Line Items]
Common stock issued during the period,shares | shares			1,604,268,162
Common shares stock excess issued during the year | shares			3,225,806,451
Proceeds from share issue | R$			R$ 4.0
Capital Increase Scheme [Member] | New Funds And Commitment Shares American Depository Receipts [Member]
Statement [Line Items]
Common stock issued during the period,shares | shares			5,954,205,001
Capital Increase Scheme [Member] | Ordinary shares [member] | New Funds And Commitment Shares American Depository Receipts [Member]
Statement [Line Items]
Common stock issued during the period,shares | shares			5,796,477,760
Capital Increase Scheme [Member] | Preference shares [member] | New Funds And Commitment Shares American Depository Receipts [Member]
Statement [Line Items]
Common stock issued during the period,shares | shares			157,727,241
Capital Increase Scheme [Member] | Backstop Investors [Member] | New Funds And Commitment Shares American Depository Receipts [Member]
Statement [Line Items]
Paid in capital | R$			R$ 32,538,937
Judicial Reorganisation [Member]
Statement [Line Items]
Common stock issued during the period,shares | shares			3,225,806,451
Total shareholders equity | R$					17,796,506	22,895,811
Profit loss | R$					9,095,107	24,615,555
Working capital | R$					R$ 6,157,364	R$ 10,624,025
Judicial Reorganisation [Member] | Portugal Telecom International Finance BVs [Member] | ISIN One [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 500,000,000
Notes interest rate		4.375%
Notes year of maturity		2017
Judicial Reorganisation [Member] | Portugal Telecom International Finance BVs [Member] | ISIN Two [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 750,000,000
Notes interest rate		5.875%
Notes year of maturity		2018
Judicial Reorganisation [Member] | Portugal Telecom International Finance BVs [Member] | ISIN Three [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 750,000,000
Notes interest rate		5.00%
Notes year of maturity		2019
Judicial Reorganisation [Member] | Portugal Telecom International Finance BVs [Member] | ISIN Four [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 1,000,000,000
Notes interest rate		4.625%
Notes year of maturity		2020
Judicial Reorganisation [Member] | Portugal Telecom International Finance BVs [Member] | ISIN Five [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 500,000,000
Notes interest rate		4.50%
Notes year of maturity		2025
Judicial Reorganisation [Member] | Oi Brasil Holdings Coperatief UA [Member] | ISIN Six [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 600,000,000
Notes interest rate		5.625%
Notes year of maturity		2021
Judicial Reorganisation [Member] | Oi Brasil Holdings Coperatief UA [Member] | ISIN Seven [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 1,500,000,000
Notes interest rate		5.75%
Notes year of maturity		2022
Judicial Reorganisation [Member] | Oi SAs [Member] | ISIN Eight [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 750,000,000
Notes interest rate		5.125%
Notes year of maturity		2017
Judicial Reorganisation [Member] | Oi SAs [Member] | ISIN Nine [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 750,000,000
Notes interest rate		9.50%
Notes year of maturity		2019
Judicial Reorganisation [Member] | Oi SAs [Member] | ISIN Ten [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes interest rate		9.75%
Notes year of maturity		2016
Judicial Reorganisation [Member] | Oi SAs [Member] | ISIN Eleven [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes interest rate		5.50%
Judicial Reorganisation [Member] | Oi SAs BRL [Member] | ISIN Ten [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 1,100,000,000
Judicial Reorganisation [Member] | Oi SAs Legacy Notes [Member] | ISIN Eleven [Member] | Default Payment Plan By Clause Four Point Three Point Six [Member]
Statement [Line Items]
Notes notional amount		€ 1,000,000,000
Notes year of maturity		2020
General Payment Method [Member]
Statement [Line Items]
Grace period					20 years